Other current assets: (Tables)	12 Months Ended
Mar. 31, 2011
Schedule Of Prepaid Expenses and Other Current Assets

Other current assets as of March 31, 2010 and 2011 consist of the following:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31, 2011
	2010	2011
Deferred tax assets (Note 17)	¥5,651	¥6,963	$83,740
Other receivable	4,825	6,676	80,289
Time deposit	3,891	2,745	33,013
Other	5,306	6,438	77,425

	¥19,673	¥22,822	$274,467

“Other” primarily consists of taxes receivable and prepaid expenses.